Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Monthly deposits percentage		8.33%
Impairment on Investment	[1]	$ 2,461	$ 1,145
Minimum [Member]
Property, Plant and Equipment [Line Items]
Short-Term deposits interest rate		4.44%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Short-Term deposits interest rate		5.01%

[1]	See also Note 5